Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	19
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$69,204,921.45	0.2348079	$50,133,778.60	0.1701007	$19,071,142.84
Class A-2-B Notes	$24,718,223.73	0.2348079	$17,906,500.44	0.1701007	$6,811,723.30
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$610,323,145.18	0.5042326	$584,440,279.04	0.4828489	$25,882,866.14

Weighted Avg. Coupon (WAC)	3.24%		3.23%
Weighted Avg. Remaining Maturity (WARM)	40.21		39.30
Pool Receivables Balance	$677,673,751.85		$650,489,357.38
Remaining Number of Receivables	52,910		52,030

Adjusted Pool Balance	$652,531,855.45		$626,648,989.31

III. COLLECTIONS

Principal:
Principal Collections	$25,983,559.16
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$547,255.19
Total Principal Collections	$26,530,814.35

Interest:
Interest Collections	$1,807,188.81
Late Fees & Other Charges	$62,617.92
Interest on Repurchase Principal	$-
Total Interest Collections	$1,869,806.73

Collection Account Interest	$39,021.40
Reserve Account Interest	$4,807.01
Servicer Advances	$-

Total Collections	$28,444,449.49

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	19
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$28,444,449.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,444,449.49

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$564,728.13	$-	$564,728.13	564,728.13
	Collection Account Interest					$39,021.40
	Late Fees & Other Charges					$62,617.92
Total due to Servicer						$666,367.45

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$85,352.74		$85,352.74
	Class A-2-B Notes		$43,034.65		$43,034.65
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$822,662.47		$822,662.47	822,662.47

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$26,832,556.65

7.	Regular Principal Distribution Amount:					25,882,866.14

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$19,071,142.84
	Class A-2-B Notes				$6,811,723.30
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$25,882,866.14		$25,882,866.14
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$25,882,866.14		$25,882,866.14

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					949,690.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,141,896.40
Beginning Period Amount	$25,141,896.40
Current Period Amortization	$1,301,528.33
Ending Period Required Amount	$23,840,368.07
Ending Period Amount	$23,840,368.07
Next Distribution Date Required Amount	$22,574,008.25

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	19
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.47%	6.74%	6.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.53%	51,267	98.21%	$638,864,656.68
30 - 60 Days	1.06%	549	1.28%	$8,309,158.80
61 - 90 Days	0.32%	169	0.41%	$2,666,745.45
91-120 Days	0.09%	45	0.10%	$648,796.45
121 + Days	0.00%	0	0.00%	$-
Total		52,030		$650,489,357.38

Delinquent Receivables 30+ Days Past Due
Current Period	1.47%	763	1.79%	$11,624,700.70
1st Preceding Collection Period	1.46%	772	1.75%	$11,837,971.07
2nd Preceding Collection Period	1.51%	812	1.78%	$12,574,672.94
3rd Preceding Collection Period	1.28%	698	1.49%	$10,976,237.30
Four-Month Average	1.43%		1.70%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.51%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		56		$835,294.29
Repossession Inventory		115		$636,287.87

Current Charge-Offs
Gross Principal of Charge-Offs				$1,200,835.31
Recoveries				$(547,255.19)
Net Loss				$653,580.12

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.16%

Average Pool Balance for Current Period				$664,081,554.61

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.18%
1st Preceding Collection Period				0.57%
2nd Preceding Collection Period				0.58%
3rd Preceding Collection Period				0.74%
Four-Month Average				0.77%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		89	1,947	$25,059,061.17
Recoveries		81	1,649	$(12,990,602.99)
Net Loss				$12,068,458.18
Cumulative Net Loss as a % of Initial Pool Balance				0.93%

Net Loss for Receivables that have experienced a Net Loss *		48	1,418	$12,098,443.46
Average Net Loss for Receivables that have experienced a Net Loss				$8,532.05

Principal Balance of Extensions				$2,495,261.58
Number of Extensions				158

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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